Consolidated Statements of Income and Comprehensive Income - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
REVENUES
Revenue from customers	$ 37,923,112	$ 40,687,624
Revenues from related parties		97,850
Total Revenues	37,923,112	40,785,474
COST OF REVENUES
Cost of revenues from customers	(23,872,632)	(22,256,642)
Cost of revenues related parties		(97,850)
Total Cost of revenues	(23,872,632)	(22,354,492)
GROSS PROFIT	14,050,480	18,430,982
OPERATING EXPENSES
Selling expenses	(1,288,467)	(630,503)
General and administrative expenses	(1,262,093)	(1,937,374)
Research and development expenses	(85,251)	(89,477)
Share-based compensation		(3,149,106)
Total operating expenses	(2,635,811)	(5,806,460)
INCOME FROM OPERATIONS	11,414,669	12,624,522
OTHER INCOME (EXPENSES)
Interest income	118,714	95,534
Interest expense	(224,885)	(27,450)
Government grant		695,055
Gain on asset disposal		7,648,423
Loss on conversion of convertible promissory notes payable	(96,927)
Gain on changes in fair value of common stock purchase warrants liability	871,677	759,471
TOTAL OTHER INCOME, NET	668,579	9,171,033
INCOME BEFORE INCOME TAX EXPENSE	12,083,248	21,795,555
INCOME TAX EXPENSE	(3,352,802)	(4,409,589)
NET INCOME	8,730,446	17,385,966
OTHER COMPREHENSIVE INCOME (LOSS)
Foreign currency translation adjustment	(5,242,692)	1,307,260
COMPREHENSIVE INCOME	$ 3,487,754	$ 18,693,226
EARNINGS PER COMMON SHARE
Basic	$ 0.27	$ 0.55
Diluted	$ 0.27	$ 0.55
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING*
Basic	32,410,223	31,811,523
Diluted	36,875,349	32,653,163